REVENUE (Details Narrative) - USD ($)	9 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2020
REVENUE (Details Narrative)
System services fees from related party, description		We receive 2%-3.5% of the total Gross Merchandise Volume generated in the platform as a service fee through our agreement with Weijiafu, depending on the type of service and industry.
Service revenue, non-related party	$ 0	$ 3,440,312
Service revenue, related party	$ 0	$ 2,831,252